Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Accounts Receivable, Net [Abstract]
Cumulative-effect adjustment to shareholders’ equity				$ 5,888,082
Bad debt expense	$ (5,108,723)	$ 2,149,176	$ 270,649